Risk and Capital Management (Details 12) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	R$ 388,787	R$ 362,786
Derivative financial instruments	85,413	52,475
Other financial liabilities	192,407	181,788
Undiscounted Cash Flows [Member]
IfrsStatementLineItems [Line Items]
Deposits	1,059,839	954,333
Compulsory deposits	(160,698)	(145,404)
Securities sold under repurchase agreements	454,198	427,304
Interbank market funds	398,447	342,655
Institutional market funds	175,678	142,683
Derivative financial instruments	85,413	52,475
Other financial liabilities	544	560
Total financial liabilities	2,013,421	1,774,606
Undiscounted Cash Flows [Member] | Demand Deposit [Member]
IfrsStatementLineItems [Line Items]
Deposits	124,920	105,634
Compulsory deposits	(22,180)	(24,258)
Undiscounted Cash Flows [Member] | Saving Deposits [Member]
IfrsStatementLineItems [Line Items]
Deposits	180,730	174,765
Compulsory deposits	(30,763)	(30,505)
Undiscounted Cash Flows [Member] | Time Deposits [Member]
IfrsStatementLineItems [Line Items]
Deposits	740,132	659,467
Undiscounted Cash Flows [Member] | Interbank Deposits [Member]
IfrsStatementLineItems [Line Items]
Deposits	7,566	6,553
Undiscounted Cash Flows [Member] | Other Deposits [Member]
IfrsStatementLineItems [Line Items]
Deposits	6,491	7,914
Undiscounted Cash Flows [Member] | Time Deposit [Member]
IfrsStatementLineItems [Line Items]
Compulsory deposits	(107,755)	(90,641)
Undiscounted Cash Flows [Member] | Government Securities – Other Countries [member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	358,604	354,812
Undiscounted Cash Flows [Member] | Corporate Securities [Member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	44,249	33,012
Undiscounted Cash Flows [Member] | Foreign [Member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	51,345	39,480
Undiscounted Cash Flows [Member] | Swaps [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	51,394	35,741
Undiscounted Cash Flows [Member] | Options [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	20,588	8,972
Undiscounted Cash Flows [Member] | Forwards [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	1,450	2,982
Undiscounted Cash Flows [Member] | Other Derivatives [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	11,981	4,780
Not later than one month [member] | Undiscounted Cash Flows [Member]
IfrsStatementLineItems [Line Items]
Deposits	894,493	817,054
Compulsory deposits	(137,510)	(127,312)
Securities sold under repurchase agreements	352,257	352,654
Interbank market funds	189,700	200,886
Institutional market funds	5,163	1,106
Derivative financial instruments	10,775	7,988
Other financial liabilities	29
Total financial liabilities	1,314,907	1,252,376
Not later than one month [member] | Undiscounted Cash Flows [Member] | Demand Deposit [Member]
IfrsStatementLineItems [Line Items]
Deposits	124,920	105,634
Compulsory deposits	(22,180)	(24,258)
Not later than one month [member] | Undiscounted Cash Flows [Member] | Saving Deposits [Member]
IfrsStatementLineItems [Line Items]
Deposits	180,730	174,765
Compulsory deposits	(30,763)	(30,505)
Not later than one month [member] | Undiscounted Cash Flows [Member] | Time Deposits [Member]
IfrsStatementLineItems [Line Items]
Deposits	580,855	527,841
Not later than one month [member] | Undiscounted Cash Flows [Member] | Interbank Deposits [Member]
IfrsStatementLineItems [Line Items]
Deposits	1,497	900
Not later than one month [member] | Undiscounted Cash Flows [Member] | Other Deposits [Member]
IfrsStatementLineItems [Line Items]
Deposits	6,491	7,914
Not later than one month [member] | Undiscounted Cash Flows [Member] | Time Deposit [Member]
IfrsStatementLineItems [Line Items]
Compulsory deposits	(84,567)	(72,549)
Not later than one month [member] | Undiscounted Cash Flows [Member] | Government Securities – Other Countries [member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	274,340	282,119
Not later than one month [member] | Undiscounted Cash Flows [Member] | Corporate Securities [Member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	27,191	31,059
Not later than one month [member] | Undiscounted Cash Flows [Member] | Foreign [Member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	50,726	39,476
Not later than one month [member] | Undiscounted Cash Flows [Member] | Swaps [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	3,187	3,231
Not later than one month [member] | Undiscounted Cash Flows [Member] | Options [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	3,902	903
Not later than one month [member] | Undiscounted Cash Flows [Member] | Forwards [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	1,435	2,965
Not later than one month [member] | Undiscounted Cash Flows [Member] | Other Derivatives [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	2,251	889
Later than one year [member] | Undiscounted Cash Flows [Member]
IfrsStatementLineItems [Line Items]
Deposits	132,640	83,175
Compulsory deposits	(19,100)	(11,322)
Securities sold under repurchase agreements	23,772	4,909
Interbank market funds	114,859	65,124
Institutional market funds	15,436	12,227
Derivative financial instruments	29,805	13,963
Other financial liabilities	185	3
Total financial liabilities	297,597	168,079
Later than one year [member] | Undiscounted Cash Flows [Member] | Time Deposits [Member]
IfrsStatementLineItems [Line Items]
Deposits	131,189	82,376
Later than one year [member] | Undiscounted Cash Flows [Member] | Interbank Deposits [Member]
IfrsStatementLineItems [Line Items]
Deposits	1,451	799
Later than one year [member] | Undiscounted Cash Flows [Member] | Time Deposit [Member]
IfrsStatementLineItems [Line Items]
Compulsory deposits	(19,100)	(11,322)
Later than one year [member] | Undiscounted Cash Flows [Member] | Government Securities – Other Countries [member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	7,511	4,504
Later than one year [member] | Undiscounted Cash Flows [Member] | Corporate Securities [Member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	15,642	401
Later than one year [member] | Undiscounted Cash Flows [Member] | Foreign [Member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	619	4
Later than one year [member] | Undiscounted Cash Flows [Member] | Swaps [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	7,957	4,064
Later than one year [member] | Undiscounted Cash Flows [Member] | Options [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	14,825	7,010
Later than one year [member] | Undiscounted Cash Flows [Member] | Forwards [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	2
Later than one year [member] | Undiscounted Cash Flows [Member] | Other Derivatives [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	7,021	2,889
Later than one year and not later than two years [member] | Undiscounted Cash Flows [Member]
IfrsStatementLineItems [Line Items]
Deposits	14,588	29,089
Compulsory deposits	(1,564)	(3,332)
Securities sold under repurchase agreements	572	4,217
Interbank market funds	33,650	33,361
Institutional market funds	54,277	48,240
Derivative financial instruments	12,566	7,553
Other financial liabilities	138	205
Total financial liabilities	114,227	119,333
Later than one year and not later than two years [member] | Undiscounted Cash Flows [Member] | Time Deposits [Member]
IfrsStatementLineItems [Line Items]
Deposits	10,740	24,238
Later than one year and not later than two years [member] | Undiscounted Cash Flows [Member] | Interbank Deposits [Member]
IfrsStatementLineItems [Line Items]
Deposits	3,848	4,851
Later than one year and not later than two years [member] | Undiscounted Cash Flows [Member] | Time Deposit [Member]
IfrsStatementLineItems [Line Items]
Compulsory deposits	(1,564)	(3,332)
Later than one year and not later than two years [member] | Undiscounted Cash Flows [Member] | Government Securities – Other Countries [member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	290	4,029
Later than one year and not later than two years [member] | Undiscounted Cash Flows [Member] | Corporate Securities [Member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	282	188
Later than one year and not later than two years [member] | Undiscounted Cash Flows [Member] | Swaps [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	10,065	6,476
Later than one year and not later than two years [member] | Undiscounted Cash Flows [Member] | Options [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	1,065	595
Later than one year and not later than two years [member] | Undiscounted Cash Flows [Member] | Forwards [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments		1
Later than one year and not later than two years [member] | Undiscounted Cash Flows [Member] | Other Derivatives [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	1,436	481
Later than two years and not later than three years [member] | Undiscounted Cash Flows [Member]
IfrsStatementLineItems [Line Items]
Deposits	18,118	25,015
Compulsory deposits	(2,524)	(3,438)
Securities sold under repurchase agreements	77,597	65,524
Interbank market funds	60,238	43,284
Institutional market funds	100,802	81,110
Derivative financial instruments	32,267	22,971
Other financial liabilities	192	352
Total financial liabilities	286,690	234,818
Later than two years and not later than three years [member] | Undiscounted Cash Flows [Member] | Time Deposits [Member]
IfrsStatementLineItems [Line Items]
Deposits	17,348	25,012
Later than two years and not later than three years [member] | Undiscounted Cash Flows [Member] | Interbank Deposits [Member]
IfrsStatementLineItems [Line Items]
Deposits	770	3
Later than two years and not later than three years [member] | Undiscounted Cash Flows [Member] | Time Deposit [Member]
IfrsStatementLineItems [Line Items]
Compulsory deposits	(2,524)	(3,438)
Later than two years and not later than three years [member] | Undiscounted Cash Flows [Member] | Government Securities – Other Countries [member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	76,463	64,160
Later than two years and not later than three years [member] | Undiscounted Cash Flows [Member] | Corporate Securities [Member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	1,134	1,364
Later than two years and not later than three years [member] | Undiscounted Cash Flows [Member] | Swaps [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	30,185	21,970
Later than two years and not later than three years [member] | Undiscounted Cash Flows [Member] | Options [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	796	464
Later than two years and not later than three years [member] | Undiscounted Cash Flows [Member] | Forwards [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	13	16
Later than two years and not later than three years [member] | Undiscounted Cash Flows [Member] | Other Derivatives [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	R$ 1,273	R$ 521